Investment properties, net	12 Months Ended
Dec. 31, 2017
Disclosure of Investment properties, net [Abstract]
Disclosure of investment property [text block]
12.	Investment properties, net

(a)	As of December 31, 2017 and 2016, the investment properties included administrative offices. The movement of cost and accumulated depreciation for the years 2017 and 2016 is presented below:

	Balance as of January 1, 2016	Addition (reversal)	Balance as of December 31, 2016	Additions	Sales	Balance as of December 31, 2017
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost	12,103	(92)	12,011	157	(11,826)	342
Accumulated depreciation	(1,384)	(538)	(1,922)	(462)	2,264	(120)

Net cost	10,719		10,089			222

(b)	The Group does not have restrictions in the realization of its investment properties.

(c)	During 2017 the fair value of the investment property amounted to US$191,086 (US$23,624,295 during 2016).

(d)
As mentioned in note 16(e), the subsidiary Buenaventura Ingenieros S.A. (hereinafter "BISA") sold to a third party its investment properties located in the El Derby Capital Building, district of Surco, for US$11,250,000, with a net cost of US$9.6 million.

(e)	During 2017, rental income, from these investment properties amounted to US$234,677 (US$1,821,320 and US$1,710,766 during 2016 and 2015, respectively).